Supplementary Financial Statement Information (Details) - Schedule of revenues by geographical area - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
United states and Canada [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues by geographical area [Line Items]
Total revenues	$ 5,768	$ 2,078	$ 4,868
Europe [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues by geographical area [Line Items]
Total revenues	369	240
Total [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues by geographical area [Line Items]
Total revenues	$ 6,137	$ 2,318	$ 5,014